Average Annual Total Returns - Stock Index Fund	Stock Index Fund 1 YR	Stock Index Fund 5 YR	Stock Index Fund 10 YR	Stock Index Fund Returns after taxes on distributions 1 YR	Stock Index Fund Returns after taxes on distributions 5 YR	Stock Index Fund Returns after taxes on distributions 10 YR	Stock Index Fund Returns after taxes on distributions and sale of fund shares 1 YR	Stock Index Fund Returns after taxes on distributions and sale of fund shares 5 YR	Stock Index Fund Returns after taxes on distributions and sale of fund shares 10 YR	Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes) 1 YR	Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes) 5 YR	Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes) 10 YR
Total	17.80%	14.58%	13.27%	17.16%	13.87%	12.58%	10.58%	11.36%	10.74%	18.40%	15.22%	13.88%